CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss attributable to the Company	$ (5,800)	$ (5,000)
Adjustments required to reconcile net loss to net cash provided by operating activities:
Increase in related parties	5,800	5,000
Net cash used in operating activities
Decrease in cash and cash equivalents
Cash and cash equivalents at the beginning of the period
Cash and cash equivalents at the end of the period